Note 26 Retained earnings, revaluation reserves and other reserves (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Retained earnings and other reserves [Line Items]
Retained earnings	€ 36,379	€ 32,711
Other reserves	2,250	2,345
Total retained earnings revaluation reserves and other reserves	€ 38,629	€ 35,056